Financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities
The Group’s financial instruments were classified according to the following categories:

	2023
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	2,708,540	—
Commodity forward contracts	—	114,861
Derivative financial instruments	—	40,410
Restricted cash	139,202	—
Total	2,847,742	155,271
Liabilities:
Trade payables	2,578,248	—
Lease liabilities	184,419	—
Borrowings	965,475	—
Obligations to FIAGRO quota holders	150,018	—
Payables for the acquisition of subsidiaries	275,209	—
Derivative financial instruments	—	44,008
Salaries and social charges	223,376
Commodity forward contracts	—	207,067
Dividends payable	1,619	—
Warrant liabilities	—	36,446
Liability for FPA Shares	139,133	—
Total	4,517,497	287,521

	2022
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	1,834,353	—
Commodity forward contracts	—	32,800
Derivative financial instruments	—	7,677
Restricted cash	1,344	—
Total	1,835,697	40,477
Liabilities:
Trade payables	2,301,700	—
Lease liabilities	155,253	—
Borrowings	710,552	—
Payables for the acquisition of subsidiaries	164,431	—
Derivative financial instruments	—	7,121
Salaries and social charges	187,285	-
Commodity forward contracts	—	27,038
Dividends payable	411	—
Total	3,519,632	34,159

Disclosure of financial assets
The Group’s financial instruments were classified according to the following categories:

	2023
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	2,708,540	—
Commodity forward contracts	—	114,861
Derivative financial instruments	—	40,410
Restricted cash	139,202	—
Total	2,847,742	155,271
Liabilities:
Trade payables	2,578,248	—
Lease liabilities	184,419	—
Borrowings	965,475	—
Obligations to FIAGRO quota holders	150,018	—
Payables for the acquisition of subsidiaries	275,209	—
Derivative financial instruments	—	44,008
Salaries and social charges	223,376
Commodity forward contracts	—	207,067
Dividends payable	1,619	—
Warrant liabilities	—	36,446
Liability for FPA Shares	139,133	—
Total	4,517,497	287,521

	2022
	Amortized cost	Fair value through profit or loss
Assets:
Trade receivables	1,834,353	—
Commodity forward contracts	—	32,800
Derivative financial instruments	—	7,677
Restricted cash	1,344	—
Total	1,835,697	40,477
Liabilities:
Trade payables	2,301,700	—
Lease liabilities	155,253	—
Borrowings	710,552	—
Payables for the acquisition of subsidiaries	164,431	—
Derivative financial instruments	—	7,121
Salaries and social charges	187,285	-
Commodity forward contracts	—	27,038
Dividends payable	411	—
Total	3,519,632	34,159